Cover	Dec. 11, 2019
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2019
Entity File Number	001-35385
Entity Registrant Name	Sterling Bancorp
Entity Central Index Key	0001070154
Entity Tax Identification Number	80-0091851
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Rella Boulevard
Entity Address, City or Town	Montebello
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10901
City Area Code	845
Local Phone Number	369-8040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STL
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40th interest in a share of 6.50% Non-cumulative Perpetual Preferred Stock, Series A
Trading Symbol	STLPRA
Security Exchange Name	NYSE